Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2015		Dec. 31, 2014	[2]
Current assets:
Cash and cash equivalents	[1]	$ 80,783		$ 236,579
Receivables from related party		18,088	[1]	8,499
Prepaid expenses and other		632	[1]	727
Total current assets		99,503	[1]	245,805
Property and equipment, at cost		1,110,399	[1],[3]	1,059,032	[4]
Accumulated depreciation		(310,558)	[1],[3]	(273,398)	[4]
Property and equipment, net		799,841	[1],[3]	785,634	[4]
Deferred charges and other assets, net		3,322	[1]	1,385
Total assets		902,666	[1]	1,032,824
Current liabilities:
Current portion of debt and capital lease obligations		913	[1]	1,200
Accounts payable		9,264	[1]	4,297
Accrued liabilities		1,690	[1]	1,054
Taxes other than income taxes		1,276	[1]	765
Deferred revenue from related party		129	[1]	124
Total current liabilities		13,272	[1]	7,440
Debt and capital lease obligations, net of current portion		175,246	[1]	1,519
Notes payable to related party		370,000	[1]	0
Deferred income taxes		320	[1]	830
Other long-term liabilities		1,116	[1]	1,065
Commitments and contingencies			[1]
Partners’ capital:
Common unitholders – public (21,509,651 and 17,255,208 units outstanding)		581,489	[1]	374,954
Common unitholder – Valero (15,018,602 and 11,539,989 units outstanding)		28,430	[1]	58,844
Subordinated unitholder – Valero (28,789,989 and 28,789,989 units outstanding)		(313,961)	[1]	146,804
General partner – Valero (1,332,829 and 1,175,102 units outstanding)		(5,805)	[1]	4,617
Net investment		52,559	[1]	436,751
Total partners’ capital		342,712	[1]	1,021,970
Total liabilities and partners’ capital		$ 902,666	[1]	$ 1,032,824

[1]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[3]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business.
[4]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.